Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 8,144	₨ 10,292
Recognized in income statement	(2,018)	(2,165)
Recognized in equity	237	17
Balance, at the end	6,363	8,144
Inventories [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,197	3,997
Recognized in income statement	166	(800)
Recognized in equity	0	0
Balance, at the end	3,363	3,197
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,929	4,748
Recognized in income statement	(3,929)	(819)
Balance, at the end	0	3,929
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	710	569
Recognized in income statement	2,098	141
Balance, at the end	2,808	710
Operating/other tax loss carry-forward
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,053	2,593
Recognized in income statement	33	(540)
Balance, at the end	2,086	2,053
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,546	1,404
Recognized in income statement	(611)	142
Balance, at the end	935	1,546
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(3,300)	(2,548)
Recognized in income statement	161	(752)
Balance, at the end	(3,139)	(3,300)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	34	(283)
Recognized in income statement	104	317
Balance, at the end	138	34
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(25)	(188)
Recognized in income statement	(40)	146
Recognized in equity	237	17
Balance, at the end	₨ 172	₨ (25)